Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) on derivative instruments	$ (1,294)	$ 3,994	$ 3,314
Cash payment of fair value remeasurement	4,469	8,919	10,208
Fair value gain (loss) on derivative instruments	$ (5,763)	$ (4,925)	$ (6,894)